Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,758,173)	$ (2,312,658)	$ (5,135,618)	$ (4,440,103)	$ (11,496,178)	$ (15,254,351)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		5,808	7,260	15,155	33,014	33,014
Amortization of financing costs	133,114		13,091		13,091	788,995
Amortization of debt discount	596,270		655,881		655,881	609,361
Gain on disposal of equipment			1,129	(3,750)	(2,621)	(2,621)
Loss on stock issuance			672,414		672,414	672,414
Stock issued for services	65,551		1,637,696		1,637,696	1,703,247
Stock-based compensation	597,582	1,400,760	383,604	656,252	1,065,031	1,662,613
Non-cash interest expense related to warrants and derivatives				642,646	763,316	763,316
Non-cash interest expense related to convertible notes		158,206
Change in fair value of warrant and derivative liabilities	(572,370)	(205,171)	(485,006)	(439,369)	(877,406)	(1,449,776)
Gain on settlement of convertible note and warrants					(137,632)	(137,632)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(27,461)	(84,721)	(166,025)	(305,280)	(501,523)	(528,984)
Accounts payable	954,126	720,128	1,184,118	1,058,792	3,390,658	4,344,784
Accrued liabilities	341,313	50,578	77,477	65,375	195,027	536,340
Related party liabilities	23,645		(147)	(65,232)	(143,787)	(120,142)
Net cash used in operating activities	(1,646,403)	(267,070)	(1,154,126)	(2,815,514)	(4,733,019)	(6,379,422)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment				(4,688)	(40,392)	(40,392)
Acquisition of other assets	(34,000)		(55,000)		(55,000)	(89,000)
Security deposit write-off			(1,000)		(1,000)	(1,000)
Net cash used in investing activities	(34,000)		(56,000)	(4,688)	(96,392)	(130,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	1,733,300	272,848	1,413,430	805,000	2,670,978	4,404,278
Repayment of borrowings			(47,000)		(147,000)	(147,000)
Proceeds from issuance of common stock				1,793,920	1,797,941	1,797,941
Proceeds from the issuance of stock options				200,818	200,818	200,818
Proceeds from issuance of convertible preferred stock					540,000	540,000
Payments on notes payable and accrued interest	(140,000)					(140,000)
Payments on convertible notes and accrued interest	(3,000)					(3,000)
Costs of financings				(26,187)	(76,187)	(76,187)
Proceeds from sale of warrant					35	35
Net cash provided by financing activities	1,590,300	272,848	1,366,430	2,773,551	4,986,585	6,576,885
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(90,103)	5,778	156,304	(46,651)	157,174	67,071
CASH AND CASH EQUIVALENTS - Beginning of period	157,174	870	870	47,521
CASH AND CASH EQUIVALENTS - End of period	67,071	6,648	157,174	870	157,174	67,071
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of warrants to investors					371,180	371,180
Preferred stock issued in lieu of payment of payable			250,000		250,000	250,000
Issuance of convertible notes in lieu of payment interest			702		702	702
Stock issued for prepaid expenses			31,188		31,188	31,188
Payables forgiven for property and equipment			10,000		10,000	10,000
Stock issued to acquire other assets	79,000		477,143		477,143	556,143
Stock issued to satisfy accounts payable and accrued expenses	770,254		560,808		560,808	1,331,062
Stock issued for notes payable	600,000					600,000
Stock issued for convertible debt	563,000		964,982		964,982	1,527,982
Stock issued for warrant obligations	78,000					78,000
Debt discount for derivative conversion feature	645,800					645,800
Intrinsic value of beneficial conversion feature			224,985		224,985	224,985
Reclassification of warrants to additional paid-in capital			2,032		2,032	2,032
Bifurcation of derivatives embedded in convertible notes					548,053	548,053
Preferred stock warrants reclassified from liabilities to equity		2,032			39,142	39,142
Notes payable issued for accounts payable	160,715		305,932	69,226	459,699	160,715
Convertible notes issued for payables and accrued liabilities	$ 187,500	$ 284,343	$ 69,226		$ 69,226	$ 647,199